Headline earnings - Schedule of earnings (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Profit (loss) attributable to equity shareholders	$ 1,112	$ 311
Impairment reversal on property, plant and equipment and right of use asset	(74)	0
(Profit) loss on disposal of tangible assets	49	1
Impairment on equity-accounted investments	0	1
Headline earnings (loss)	$ 1,087	$ 313
Headline earnings (loss) per ordinary share (USD per share)	$ 2.14	$ 0.74
Diluted headline earnings (loss) per ordinary share (USD per share)	$ 2.14	$ 0.74